Payments, by Government - 12 months ended Jul. 31, 2024 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 195,089	$ 2,442,622	$ 2,637,711
UNITED STATES
Total	195,089	2,192,904	2,387,993
UNITED STATES | Bureau of Land Management [Member]
Total		1,616,670	1,616,670
UNITED STATES | Texas Commission on Environmental Quality [Member]
Total		339,840	339,840
UNITED STATES | Office of State Lands and Investments [Member]
Total		235,528	235,528
UNITED STATES | Johnson County Clerk [Member]
Total		866	866
UNITED STATES | Johnson County Treasurer [Member]
Total	$ 195,089		195,089
CANADA
Total		249,718	249,718
CANADA | Ministry of Economy [Member]
Total		$ 249,718	$ 249,718